Insurance (Tables)	12 Months Ended
Oct. 31, 2024
Insurance [Abstract]
Summary of Insurance Service Result
The following table shows components of the insurance

service result
presented in the Consolidated Statement of

Income for the Bank which includes the results

of property and casualty insurance, life and

health insurance, as well
as reinsurance issued and held in Canada and

internationally.
Insurance Service Result
(millions of Canadian dollars) For the year ended
October 31, 2024 October 31, 2023
Insurance revenue $ 6,952 $ 6,311
Insurance service expenses 6,647 5,014
Insurance service result before reinsurance

contracts held

305 1,297
Net income (expense) from reinsurance

contracts held
524 (137)
Insurance service result $ 829 $ 1,160

Summary of Movements in Property and Casualty Insurance Liabilities
The following table presents movements in

the property and casualty insurance liabilities.
Property and casualty insurance contract

liabilities by LRC and LIC
(millions of Canadian dollars) For the year ended October 31, 2024
Liabilities for remaining coverage Liabilities for incurred claims Total
Excluding Estimates of the
loss Loss present value of Risk
component component future cash flows adjustment
Insurance contract liabilities at beginning

of year
$ 630 $ 129 $ 4,740 $ 220 $ 5,719
Insurance revenue (5,506) – – – (5,506)
Insurance service expenses:
Incurred claims and other insurance service

expenses
– (145) 5,099 96 5,050
Amortization of insurance acquisition cash

flows
803 – – – 803
Losses and reversal of losses on onerous

contracts
– 117 – – 117
Changes to liabilities for incurred claims – – (65) (114) (179)
Insurance service result (4,703) (28) 5,034 (18) 285
Insurance finance expenses 7 – 479 19 505
Total changes in the Consolidated Statement of Income (4,696) (28) 5,513 1 790
Cash flows:
Premiums received 5,576 – – – 5,576
Claims and other insurance service expenses

paid
– – (4,264) – (4,264)
Acquisition cash flows paid (796) – – – (796)
Total cash flows 4,780 – (4,264) – 516
Insurance contract liabilities at end of year $ 714 $ 101 $ 5,989 $ 221 $ 7,025
Property and casualty insurance contract

liabilities by LRC and LIC
(millions of Canadian dollars) For the year ended October 31, 2023
Liabilities for remaining coverage Liabilities for incurred claims Total
Excluding Estimates of the
loss Loss present value of Risk
component component future cash flows adjustment
Insurance contract liabilities at beginning

of year
$ 623 $ 113 $ 4,700 $ 208 $ 5,644
Insurance revenue (4,898) – – – (4,898)
Insurance service expenses:
Incurred claims and other insurance service

expenses
– (102) 3,801 82 3,781
Amortization of insurance acquisition cash

flows
789 – – – 789
Losses and reversal of losses on onerous

contracts
– 118 – – 118
Changes to liabilities for incurred claims – – (356) (78) (434)
Insurance service result (4,109) 16 3,445 4 (644)
Insurance finance expenses 1 – 215 8 224
Total changes in the Consolidated Statement of Income (4,108) 16 3,660 12 (420)
Cash flows:
Premiums received 4,920 – – – 4,920
Claims and other insurance service expenses

paid
– – (3,620) – (3,620)
Acquisition cash flows paid (805) – – – (805)
Total cash flows 4,115 – (3,620) – 495
Insurance contract liabilities at end of year $ 630 $ 129 $ 4,740 $ 220 $ 5,719

Incurred Claims by Accident Year
The following table shows the estimates of

the insurance liabilities for incurred

claims net of reinsurance assets for incurred

claims (net LIC) with subsequent
developments during the periods and cumulative

payments to date. The original estimates

are evaluated monthly for redundancy or

deficiency. The evaluation is
based on actual payments in full or partial

settlement of claims and current estimates

of the net LIC related to claims still open

or claims still unreported.
Incurred Claims by Accident Year
(millions of Canadian dollars) Accident Year
2015

and prior 2016 2017 2018 2019 2020 2021 2022 2023 2024 Total
Net ultimate claims cost at

end of accident year $ 6,353 $ 2,438 $ 2,425 $ 2,631 $ 2,727 $ 2,646 $ 2,529 $ 3,242 $ 3,830 $ 4,478
Revised estimates
One year later 6,104 2,421 2,307 2,615 2,684 2,499 2,367 3,182 4,039
Two years later 5,802 2,334 2,258 2,573 2,654 2,412 2,278 3,167
Three years later 5,553 2,264 2,201 2,522 2,575 2,278 2,225
Four years later 5,279 2,200 2,151 2,465 2,489 2,230
Five years later 5,137 2,159 2,108 2,408 2,474
Six years later 5,115 2,143 2,086 2,396
Seven years later 5,069 2,134 2,078
Eight years later 5,044 2,129
Nine years later 5,035
Current estimates of

cumulative net claims 5,035 2,129 2,078 2,396 2,474 2,230 2,225 3,167 4,039 4,478
Cumulative net claims paid to date (4,894) (2,062) (2,004) (2,260) (2,255) (1,975) (1,856) (2,490) (2,716) (2,133)
Net undiscounted provision
for unpaid claims 141 67 74 136 219 255 369 677 1,323 2,345 $ 5,606
Effect of discounting (534)
Effect of risk adjustment for
non-financial risk 184
Net liabilities for incurred claims $ 5,256
Insurance liabilities for incurred claims 6,210
Reinsurance assets for incurred claims (954)

Summary of Sensitivity Analysis for Actuarial Assumptions
The following table outlines the sensitivity of

the Bank’s property and casualty LIC to reasonably

possible movements in the discount

rate, risk adjustment, and
the frequency and severity of claims, with

all other assumptions held constant.

Movements in the assumptions may be non-linear.
Sensitivity of Critical Assumptions – Property

and Casualty Insurance
(millions of Canadian dollars) As at
October 31, 2024 October 31, 2023
Impact on net

Impact on net

income (loss)

income (loss)

before Impact on before Impact on
income taxes equity income taxes
1
equity
1
Impact of a 1% change in key assumptions

and estimates
Discount rate
Increase in assumption $ 121 $ 90 $ 102 $ 75
Decrease in assumption (129) (95) (108) (80)
Risk adjustment
Increase in assumption

(52)

(38)

(63)

(47)
Decrease in assumption 40 29 42 31
Impact of a 5% change in key assumptions

and estimates
Frequency of claims
Increase in assumption $ (182) $ (135) $ (165) $ (122)
Decrease in assumption 182 135 165 122
Severity of claims
Increase in assumption (288) (213) (228) (169)
Decrease in assumption 288 213 228 169
1

Balances as at October 31, 2023 have been restated for the adoption of IFRS 17. Refer to Note 4 for details.